Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Leases - Future gross minimum revenues receivable
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Minimum lease payments receivable under non-cancellable operating lease	$ 885,805
Other commitments and contingencies
Commitments relating to agreements for the Partnership, without including additional estimated costs	$ 17,193
GasLog's acquisitions of vessels from a subsidiary of BG Group plc. | Purchase of depot spares
Other commitments and contingencies
Percentage of depot spares commitment	83.33%
Aggregate value of depot spares commitment	$ 6,000
Depot spares purchased and paid	660
Not later than one year
Leases - Future gross minimum revenues receivable
Minimum lease payments receivable under non-cancellable operating lease	271,529
Other commitments and contingencies
Commitments relating to agreements for the Partnership, without including additional estimated costs	17,193
Later than one year and not later than three years
Leases - Future gross minimum revenues receivable
Minimum lease payments receivable under non-cancellable operating lease	365,419
Later than three years and not later than five years
Leases - Future gross minimum revenues receivable
Minimum lease payments receivable under non-cancellable operating lease	127,499
More than five years
Leases - Future gross minimum revenues receivable
Minimum lease payments receivable under non-cancellable operating lease	$ 121,358